Revenues and geographic information - Net sales by region (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 45,440	$ 42,206	$ 42,781
Net sales, change in %	8.00%	(1.00%)
Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%	(1.00%)
US
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 17,959	$ 15,935	14,923
US | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	13.00%	7.00%
Europe [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 14,997	$ 14,371	15,721
Europe [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%	(9.00%)
Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 9,308	$ 8,978	9,355
Asia/Africa/Australasia [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%	(4.00%)
Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 3,176	$ 2,922	2,782
Canada and Latin America [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%	5.00%
Established Markets [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 33,725	$ 31,386	32,183
Established Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%	(2.00%)
Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 11,715	$ 10,820	$ 10,598
Emerging Growth Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%	2.00%